Note 9. Convertible Notes Payable (Details) - Schedule of Debt (Parentheticals) (Convertible Debt [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Convertible Note 1 [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Debt (Parentheticals) [Line Items]
Convertible note payable, dated	Apr. 01, 2010	Apr. 01, 2010
Convertible note payable, interest	10.00%	10.00%
Convertible note payable, matures	Mar. 31, 2013	Mar. 31, 2013
Convertible note payable, convertible at	$ 0.01	$ 0.01
Convertible Note 2 [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Debt (Parentheticals) [Line Items]
Convertible note payable, dated	May 15, 2010	May 15, 2010
Convertible note payable, interest	10.00%	10.00%
Convertible note payable, matures	Mar. 31, 2013	Mar. 31, 2013
Convertible note payable, convertible at	$ 0.01	$ 0.01
Convertible Note 3 [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Debt (Parentheticals) [Line Items]
Convertible note payable, dated	Oct. 31, 2012	Oct. 31, 2012
Convertible note payable, interest	10.00%	10.00%
Convertible note payable, matures	Apr. 30, 2014	Apr. 30, 2014
Convertible note payable, convertible at	$ 0.02	$ 0.02
Convertible Note 4 [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Debt (Parentheticals) [Line Items]
Convertible note payable, dated	Apr. 01, 2013	Apr. 01, 2013
Convertible note payable, interest	10.00%	10.00%
Convertible note payable, matures	Mar. 31, 2015	Mar. 31, 2015
Convertible note payable, convertible at	$ 0.01	$ 0.01
Convertible Note 5 [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Debt (Parentheticals) [Line Items]
Convertible note payable, dated	Jun. 30, 2013	Jun. 30, 2013
Convertible note payable, interest	10.00%	10.00%
Convertible note payable, matures	Jun. 30, 2015	Jun. 30, 2015
Convertible note payable, convertible at	$ 0.01	$ 0.01
Convertible Note 6 [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Debt (Parentheticals) [Line Items]
Convertible note payable, dated	Sep. 30, 2013	Sep. 30, 2013
Convertible note payable, interest	10.00%	10.00%
Convertible note payable, matures	Sep. 30, 2015	Sep. 30, 2015
Convertible note payable, convertible at	$ 0.01	$ 0.01
Convertible Note 7 [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Debt (Parentheticals) [Line Items]
Convertible note payable, dated	Jun. 30, 2014
Convertible note payable, interest	10.00%
Convertible note payable, matures	Jun. 30, 2016
Convertible note payable, convertible at	$ 0.005
Convertible Note 8 [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Debt (Parentheticals) [Line Items]
Convertible note payable, dated	Dec. 31, 2014
Convertible note payable, interest	10.00%
Convertible note payable, matures	Dec. 31, 2016
Convertible note payable, convertible at	$ 2.00